TAXES PAYABLE (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
TAXES PAYABLE
Income taxes payable	$ 113,658	$ 419,709
VAT payable	11,495	(117,336)
Other taxes payable		309
Total taxes payable (receivable)	$ 125,153	$ 302,682